Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2025
Other Gains (Losses) [Abstract]
Summary of Other Gains (Losses)
(1)	Composition of other gains (losses) for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	32,196	85,990	285,525
Gains on disposal of intangible assets		136	41	18
Reversal of impairment loss on intangible assets		16,035	—	42
Gains on foreign currency translation		27,123	77,269	22,283
Gains on foreign currency transactions		139,077	74,520	110,496
Gains on insurance proceeds		6,785	3,411	1,840
Others		346,795	273,745	434,280
Other losses
Losses on disposal of property, plant and equipment		(98,120)	(112,018)	(112,692)
Losses on disposal of intangible assets		(71)	(111)	(13)
Loss on impairment of property, plant and equipment		(17,031)	(11,240)	(14,262)
Loss on impairment of intangible assets		(2,865)	(902)	(8,439)
Losses on foreign currency translation		(3,901)	(29,225)	(37,045)
Losses on foreign currency transactions		(165,187)	(148,381)	(128,384)
Others		(258,286)	(128,215)	(214,676)

	￦	22,686	84,884	338,973

Summary of Others of Other Gains
(2)	Details of “others” included in other gains for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Gains on disposal of inventories	￦	20,447	18,789	41,403
Gains on proxy collection of TV license fee		41,372	33,191	22,359
Gains on compensation of impaired electric poles		1,138	688	289
Gains on harbor facilities dues		3,666	3,710	3,806
Gains on technical fees		3,071	1,836	2,166
Reversal of occupation development training fees		1,452	1,466	935
Gains on disposal of waste		3,815	2,950	4,728
Gains on tax rebate		374	206	1,642
Gains on other commission		2,044	1,945	2,623
Gain on insurance settlement		—	—	736
Others		269,416	208,964	353,593

	￦	346,795	273,745	434,280

Summary of Details of Others of Other Losses
(3)	Details of “others” included in other losses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Losses on valuation of inventories	￦	9,936	9,941	4,944
Losses on disposal of inventories		5,471	15,494	15,804
Losses due to disaster		7,138	5,761	17,651
Losses on rounding adjustment of electric charge surtax		1,332	1,351	1,383
Others		234,409	95,668	174,894

	￦	258,286	128,215	214,676